SUBSEQUENT EVENTS (Details)					1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 08, 2018 AUD ($) Option shares	Aug. 02, 2018 tranche shares	Jul. 30, 2018 AUD ($)	Jul. 03, 2018	Jul. 31, 2018 AUD ($) Option	Oct. 31, 2018 AUD ($) shares	Jun. 30, 2017 AUD ($) Option	Jun. 30, 2018 AUD ($) Option
SUBSEQUENT EVENTS
Options exercisable (in shares) | Option							36,234,722	48,102,778
Exercise price of options exercisable (in dollars per share)							$ 0.017	$ 0.017
Proceeds from the issue of shares							$ 8,049,369
Entering into significant commitments or contingent liabilities | Fitzroy premises in Melbourne
SUBSEQUENT EVENTS
Number of years extended in lease agreement				3 years
Entering into significant commitments or contingent liabilities | Premises in Charlotte, North Carolina
SUBSEQUENT EVENTS
Number of years entered into lease agreement				2 years
Framework Agreement with Blockchain Global Limited
SUBSEQUENT EVENTS
Proposed issue of shares (in shares) | shares		486,000,000
Number of Tranches | tranche		3
Equity Placement Facility with Kentgrove Capital Private Limited
SUBSEQUENT EVENTS
Equity capital	$ 20,000,000
Individual placements	$ 1,000,000
Term of Equity Placement Facility (in months)	20 months
Options exercisable (in shares) | Option	12,500,000
Exercise price of options exercisable (in dollars per share)	$ 0.0153
Term of expiration of options (in years)	3 years
Establishment shares (in shares) | shares	8,833,100
Collateral shares (in shares) | shares	100,000,000
Increase in issued share capital due to issue of establishment and collateral shares | shares	2,544,115,824
Shares available to offer and issue under lodged Prospectus (in shares) | shares	441,655,004
Capital from other investors	$ 5,000,000
Proposed issue of shares (in shares) | shares						100,000,000
Proceeds from the issue of shares						$ 1,350,000
Share options awarded to Directors under Employee Stock Option Plan | Dr Kasian - interim CEO
SUBSEQUENT EVENTS
Options issued | Option					50,000,000
Share options awarded to Directors under Employee Stock Option Plan | Minimum
SUBSEQUENT EVENTS
Quantum of the award					$ 75,000
Share options awarded to Directors under Employee Stock Option Plan | Maximum
SUBSEQUENT EVENTS
Quantum of the award					$ 150,000
Agreement with Swisstec Health Analytics
SUBSEQUENT EVENTS
Equity stake (as a percent)			5.00%
Amount provided to facilitate expansion into hospitals			$ 250,000